Discontinued Operations - Not Classified as Held for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Accrued rebates, fees and reserves, current	$ 164,867	$ 169,645
Other liabilities, non-current	29,329	3,561
Accrued and other current liabilities	60,288	93,906
Term loan, non-current	36,698	246,481
Convertible notes	228,229	226,888
Discontinued Operations Disposed of by Sale
Liabilities
Net gain	176,589
Discontinued Operations Disposed of by Sale | YUSIMRY Sale and CIMERLI Sale
Liabilities
Net gain	176,600
Net decrease in inventory	17,900
Net decrease in prepaid manufacturing	7,600
Inventory write-downs	14,100
Change in fair value of derivatives	4,300
Discontinued Operations Disposed of by Sale | CIMERLI Sale
Liabilities
Net gain	153,800
Other income	1,700
Discontinued Operations Disposed of by Sale | YUSIMRY Sale
Liabilities
Net gain	22,800
Other income	800
Discontinued Operations held for sale | YUSIMRY Sale and CIMERLI Sale
Liabilities
Net decrease in inventory		12,500
Inventory write-downs		52,600
Discontinued Operations, Classified as Not Held-for-Sale
Assets
Trade receivables, net	102,365	259,881
Liabilities
Accrued rebates, fees and reserves, current	163,771	169,589
Other liabilities, non-current	15,667	1,287
Accrued and other current liabilities	14,816	728
Term loan, non-current		172,537
Convertible notes	$ 228,229	$ 226,888